Vessels, net book value, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,987,419	$ 1,947,992
Transfer from advances for vessels under construction and acquisition and other vessel costs	104,858
Acquisitions, improvements and other vessel costs	67,787	39,427
Vessel disposal	(15,349)
Impairment charges	(877,484)
Vessels, Ending Balance	1,267,231	1,987,419
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(583,507)	(507,189)
Vessel disposal	12,834
Impairment charges	438,573
Depreciation for the year	(81,553)	(76,318)
Accumulated depreciation, Ending Balance	(213,653)	(583,507)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,403,912	1,440,803
Transfer from advances for vessels under construction and acquisition and other vessel costs	104,858
Acquisitions, improvements and other vessel costs	67,787	39,427
Vessel disposal	(2,515)
Impairment charges	(438,911)
Depreciation for the year	(81,553)	(76,318)
Vessels net book value, Ending Balance	$ 1,053,578	$ 1,403,912